Financial Risk Management - Summary of Calculation of Loss Allowance for Loan Receivables (Detail) - Loans and receivables, category [member] ¥ in Millions	Dec. 31, 2019 JPY (¥)
Disclosure of Loss Allowance for Loan Receivables Computation [Line Items]
Expected credit loss rate	5.00%
Loan receivables	¥ 1,450
Loss allowance	¥ 72
Current [member]
Disclosure of Loss Allowance for Loan Receivables Computation [Line Items]
Expected credit loss rate	4.20%
Loan receivables	¥ 1,379
Loss allowance	¥ 58
Within six months past due [member]
Disclosure of Loss Allowance for Loan Receivables Computation [Line Items]
Expected credit loss rate	19.20%
Loan receivables	¥ 71
Loss allowance	¥ 14